UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22739

                 IndexIQ Active ETF Trust
(Exact name of registrant as specified in charter)

51 Madison Avenue, 4th Floor
                                  New York, NY 10010
(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue, 4th Floor
                                  New York, NY 10010
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSR for the fiscal quarter ended October 31, 2018 originally filed with the Securities and Exchange Commission on January 7, 2019 (Accession Number 0000891092-19-000468). The sole purpose of this amendment is to correct the Series and Class ID found within the submission header/test filing. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

IndexIQ Active ETF Trust SEMI-ANNUAL REPORT|OCTOBER 31, 2018 IQ MacKay Municipal Insured ETF(MMIN) (previously named IQ MacKay Shields Municipal Insured ETF) IQ MacKay Municipal Intermediate ETF (MMIT) (previously named IQ MacKay Shields Municipal Intermediate ETF)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting nylinvestments.com/etfs or by calling 1-888-474-7725. Read the prospectus carefully before investing. Each of the Funds’ performance that is current to the most recent month-end is available by visiting nylinvestments.com/etfs or by calling 1-888-474-7725. You may obtain a description of the IndexIQ Active ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’swebsite at sec.gov. The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available on the Commission’sweb site at sec.gov. Each Funds’ premium/discount information is available, free of charge, on the Funds’website at nylinvestments.com/etfs or by calling 1-888-474-7725. IndexIQ® and IQ® are registered service marks of New York Life Insurance Company. New York Life Investments is a service mark and name under which New York Life Investment Management LLC does business. New York Life Investments, an indirect subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, provides investment advisory products and services. IndexIQ® is an indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC. ALPS Distributors, Inc. (“ALPS”) is the principal underwriter of the ETFs, and NY LIFE Distributors LLC is a distributor of the ETFs. NY LIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NY LIFE Distributors LLC. NY LIFE Distributors LLC is a Member FINRA/SIPC.

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Shareholder Letter (unaudited)

Message from the President

U.S. stocks provided mixed returns during the six months ended October 31, 2018. While large-cap and growth-oriented equities were bolstered by robust U.S. economic growth, rising corporate earnings and moderate levels of inflation, smaller-cap and value-oriented issues lagged.

Most international equities generated weaker returns in the face of relatively weak macroeconomic fundamentals and rising global trade tensions, with many emerging markets proving particularly vulnerable. Trade tensions, along with a strengthening U.S. dollar, also detracted from most commodity prices. However, energy proved an exception, with oil and natural gas prices rising during the first five months of the reporting period on expectations that the United States would reimpose sanctions on Iranian petroleum exports.

Bonds also posted modest gains from May through September 2018, despite moves by the U.S. Federal Reserve (the Fed) to raise the benchmark federal funds rate twice during the reporting period. However, signals from the Fed that additional rate hikes were likely, possibly rising above the so-called normalized levels previously expected, drove most bond prices into negative territory as the reporting period drew to a close. While municipal bonds produced mildly negative returns as well, most outperformed their taxable government and corporate counterparts.

October 2018 proved volatile for equities as well, with several broad U.S. market indices retreating sharply from record levels set the previous month. Several factors contributed to market volatility, among them mounting trade tensions between the United States and China, the potential for rising inflation, an increase in disappointing corporate earnings forecasts, signs of faltering global economic growth and concerns that the U.S. economy might slow significantly in 2019.

On the following pages, you will find a schedule of investments and financial statements for each of the ETFs in the IndexIQ Active ETF Trust for six months ended October 31, 2018. For more information on our broad array of alternative investment solutions, please visit us at nylinvestments.com/etfs or call us at 1-888-474-7725.

Sincerely,
Kirk C. Lehneis, President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Not part of the Semiannual Report

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 05/01/18 to 10/31/18” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying fund investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which each Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 05/01/18	Ending Account Value 10/31/18	Annualized Net Expense Ratios for the Period 05/01/18 to 10/31/18	Expenses Paid for Period 05/01/18 to 10/31/18[1]
IQ MacKay Municipal Insured ETF
Actual	$1,000.00	$1,005.60	0.30%	$1.52
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53
IQ MacKay Municipal Intermediate ETF
Actual	$1,000.00	$1,005.60	0.30%	$1.52
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53

1	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the six-month period). The table above represents the actual expense incurred during the six-month period. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying fund investments in which it invests. Such indirect expenses are not included in the above reported expense figures.

Portfolio Summaries*

October 31, 2018 (unaudited)

SCHEDULE OF INVESTMENTS SUMMARY TABLE

IQ MacKay Municipal Insured ETF
Net Assets ($ mil): $15.9

% of Net Assets
Illinois	24.2%
Money Market Fund	9.2
Kentucky	8.7
Pennsylvania	8.5
Connecticut	8.3
California	8.2
Colorado	7.3
Massachusetts	4.7
New Jersey	4.0
Puerto Rico	3.9
New York	3.5
Maine	3.3
Texas	2.4
Louisiana	1.1
Kansas	0.7
Nevada	0.6
Iowa	0.4
Total Investments	99.0
Other Assets and Liabilities, Net	1.0
Net Assets	100.0%

IQ MacKay Municipal Intermediate ETF
Net Assets ($ mil): $29.4

% of Net Assets
Illinois	17.8%
New York	9.4
New Jersey	8.1
Connecticut	7.9
Money Market Fund	6.7
California	5.5
Arizona	5.1
Louisiana	4.3
Utah	4.0
Florida	3.8
Kentucky	3.7
Washington	3.6
Massachusetts	3.4
Alabama	2.3
Colorado	2.2
Puerto Rico	2.1
Oklahoma	1.9
Pennsylvania	1.9
Texas	1.8
Maine	1.8
Alaska	1.7
Nebraska	1.7
Montana	1.4
Indiana	0.4
Kansas	0.4
Iowa	0.2
Total Investments	103.1
Other Assets and Liabilities, Net	(3.1)
Net Assets	100.0%

*	Each Fund’s portfolio is subject to change.

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF

October 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds — 89.8%

California — 8.2%
City of Tulare CA Water Revenue, Revenue Bonds Insured: BAM
5.000%, due 12/1/30	$165,000	$188,381
El Camino Healthcare District, General Obligation Bonds Insured: NATL
3.430%, due 8/1/29(a)	700,000	485,695
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/40	620,000	628,345
		1,302,421

Colorado — 7.3%
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	545,000	589,592
Rampart Range Metropolitan District No 1, Revenue Bonds Insured: AGM
5.000%, due 12/1/42	520,000	565,859
		1,155,451

Connecticut — 8.3%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
4.000%, due 7/1/34	25,000	25,364
5.000%, due 7/1/24	20,000	22,025
5.000%, due 7/1/27	60,000	66,547
5.000%, due 7/1/28	560,000	618,979
City of Hartford CT, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/1/23	15,000	16,469
City of Hartford CT, General Obligation Bonds Series C Insured: AGM
5.000%, due 7/15/32	20,000	21,840
Town of Hamden CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/15/30	500,000	551,635
		1,322,859

Illinois — 24.2%
Chicago Board of Education, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/31	500,000	546,340
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	225,000	249,122
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/23	385,000	413,232

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Illinois State Toll Highway Authority, Revenue Bonds Series A-2 Insured: AGM
1.600%, due 1/1/31(b)	$200,000	$200,000
Lake County Community Consolidated School District No 73 Hawthorn, General Obligation Bonds Insured: NATL
2.000%, due 12/1/18(a)	500,000	499,155
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	275,000	296,728
State of Illinois, Revenue Bonds Series 2 Insured: NATL
5.750%, due 6/15/19	100,000	102,020
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	475,000	519,507
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	325,000	360,009
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/27	360,000	362,020
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Insured: MAC
4.000%, due 12/1/21	280,000	288,758
		3,836,891

Iowa — 0.4%
Clarke Community School District, General Obligation Bonds Insured: AGM
4.000%, due 6/1/19	60,000	60,685

Kansas — 0.7%
Kansas Municipal Energy Agency, Revenue Bonds Series A Insured: BAM
5.000%, due 4/1/31	100,000	109,036

Kentucky — 8.7%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	500,000	548,160
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL
2.120%, due 11/1/25(b)	130,000	127,292
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	486,545

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Kentucky (continued)
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	$225,000	$224,431
		1,386,428

Louisiana — 1.1%
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	165,000	181,502

Maine — 3.3%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	169,058
5.000%, due 12/1/26	155,000	169,638
5.000%, due 12/1/27	170,000	186,359
		525,055

Massachusetts — 4.7%
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
2.140%, due 5/1/37(b)	250,000	241,208
Massachusetts Development Finance Agency, Revenue Bonds Series A
5.500%, due 11/15/36	500,000	500,665
		741,873

Nevada — 0.6%
County of Clark Department of Aviation, Revenue Bonds Series D-3
1.590%, due 7/1/29(b)	100,000	100,000

New Jersey — 4.0%
City of Atlantic City NJ, General Obligation Bonds Series B Insured: AGM
4.000%, due 3/1/42	350,000	342,184
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	255,000	289,377
		631,561

New York — 3.5%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds Series B-1
5.000%, due 8/1/34	500,000	560,870

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania — 8.5%
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/22	$400,000	$433,060
Luzerne County Industrial Development Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/26	525,000	579,794
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
2.205%, due 7/1/27(b)	230,000	222,251
School District of Philadelphia (The), General Obligation Bonds Insured: BHAC-CR, FGIC
5.000%, due 6/1/34	100,000	112,226
		1,347,331

Puerto Rico — 3.9%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	325,000	343,103
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: NATL
5.500%, due 7/1/19	250,000	253,570
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,108
		621,781

Texas — 2.4%
Fort Bend County Municipal Utility District No. 161, General Obligation Bonds Insured: AGM
3.625%, due 9/1/40	250,000	224,472
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	157,607
		382,079

Total Municipal Bonds (Cost $14,634,843)		14,265,823

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2018 (unaudited)

	Shares	Value

Short-Term Investment — 9.2%

Money Market Fund — 9.2%
Fidelity Investments Money Market Treasury Only Class I, 2.05%(c) (Cost $1,464,832)	1,464,832	$1,464,832

Total Investments — 99.0% (Cost $16,099,675)		15,730,655

Other Assets and Liabilities, Net — 1.0%		157,317

Net Assets — 100.0%		$15,887,972

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2018.
(c)	Reflects the 7-day yield at October 31, 2018.

Abbreviations

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual Assurance Co.

BHAC-CR —	Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC — Financial Guaranty Insurance Co.

MAC — Municipal Assurance Corp.

NATL — National Public Finance Guarantee Corp.

XLCA — XL Capital Assurance

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Municipal Bonds	$—	$14,265,823	$—	$14,265,823
Short-Term Investment:
Money Market Fund	1,464,832	—	—	1,464,832
Total Investments in Securities	$1,464,832	$14,265,823	$—	$15,730,655

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF

October 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds — 96.4%

Alabama — 2.3%
City of Gadsden AL, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/28	$600,000	$679,356

Alaska — 1.7%
Alaska Industrial Development & Export Authority, Revenue Bonds
3.500%, due 12/1/20	500,000	502,840

Arizona — 5.1%
Arizona Health Facilities Authority, Revenue Bonds Series C
1.670%, due 1/1/46(a)	500,000	500,000
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	552,465
Maricopa County Industrial Development Authority, Revenue Bonds Series C
5.000%, due 7/1/27	100,000	113,846
5.000%, due 7/1/37	300,000	328,203
		1,494,514

California — 5.5%
El Camino Healthcare District, General Obligation Bonds Insured: NATL
3.430%, due 8/1/29(b)	700,000	485,695
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Series A Insured: AGM
5.000%, due 9/1/25	500,000	573,290
State of California, General Obligation Bonds
5.000%, due 10/1/27	250,000	288,758
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	262,428
		1,610,171

Colorado — 2.2%
City & County of Denver Co. Airport System Revenue, Revenue Bonds Series A
5.000%, due 11/15/18	500,000	500,565
Interlocken Metropolitan District, General Obligation Bonds Series A-1 Insured: AGM
5.000%, due 12/1/19	150,000	154,482
		655,047

Connecticut — 7.9%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	600,000	642,624
City of Hartford CT, General Obligation Bonds Series A
Insured: AGM 5.000%, due 7/1/28	560,000	618,979

	Principal Amount	Value
Municipal Bonds (continued)

Connecticut (continued)
City of Hartford CT, General Obligation Bonds Series A (continued)
Insured: BAM
5.000%, due 4/1/30	$100,000	$106,927
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/33	350,000	386,998
Town of Hamden CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/15/30	500,000	551,635
		2,307,163

Florida — 3.8%
City of Gainesville FL Utilities System Revenue, Revenue Bonds Series A
5.000%, due 10/1/33	500,000	568,060
County of Broward FL Airport System Revenue, Revenue Bonds
5.000%, due 10/1/34	500,000	546,575
		1,114,635

Illinois — 17.8%
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	230,000	254,658
Governors State University, Certificate of Participation Insured: BAM
5.000%, due 7/1/20	250,000	258,335
Illinois Finance Authority, Revenue Bonds
3.000%, due 12/1/18	125,000	125,029
5.000%, due 9/1/25	500,000	534,850
Lake County Community Consolidated School District No. 73 Hawthorn, General Obligation Bonds Insured: NATL
2.000%, due 12/1/18(b)	400,000	399,324
St. Charles Park District, General Obligation Bonds Series A
5.000%, due 12/15/18	600,000	602,220
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	400,000	432,900
5.000%, due 1/1/30	450,000	492,165
Village of Matteson IL, Revenue Bonds Insured: BAM
5.000%, due 12/1/29	615,000	667,607
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	325,000	360,009
Will County School District No. 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/26	840,000	849,484
3.500%, due 1/1/27	260,000	261,459
		5,238,040

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Indiana — 0.4%
Hamilton Southeastern Consolidated School Building Corp., Revenue Bonds
5.000%, due 7/15/28	$100,000	$116,084

Iowa — 0.2%
Clarke Community School District, General Obligation Bonds Insured: AGM
4.000%, due 6/1/19	60,000	60,685

Kansas — 0.4%
Kansas Municipal Energy Agency, Revenue Bonds Series A Insured: BAM
5.000%, due 4/1/31	100,000	109,036

Kentucky — 3.7%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	500,000	548,160
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	325,000	316,254
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	225,000	224,431
		1,088,845

Louisiana — 4.3%
City of Monroe LA Water Revenue, Revenue Bonds Insured: BAM
3.000%, due 11/1/19	310,000	312,449
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/26	500,000	567,435
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	335,000	368,503
		1,248,387

Maine — 1.8%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	169,059
5.000%, due 12/1/26	160,000	175,110
5.000%, due 12/1/27	175,000	191,840
		536,009

Massachusetts — 3.4%
Massachusetts Development Finance Agency, Revenue Bonds Series A
5.500%, due 11/15/36	500,000	500,665
Massachusetts Development Finance Agency, Revenue Bonds Series U-6C
1.580%, due 10/1/42(a)	500,000	500,000
		1,000,665

	Principal Amount	Value
Municipal Bonds (continued)

Montana — 1.4%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	$375,000	$417,135

Nebraska — 1.7%
Hospital Authority No. 1 of Lancaster County, Revenue Bonds Series B-1
1.680%, due 6/1/31(a)	500,000	500,000

New Jersey — 8.1%
Mainland Regional High School District, General Obligation Bonds Insured: BAM
5.000%, due 10/15/28	275,000	323,312
New Jersey Economic Development Authority, Revenue Bonds Insured: NATL
5.250%, due 7/1/26	500,000	560,490
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	515,000	584,427
New Jersey Educational Facilities Authority, Revenue Bonds Series F
5.000%, due 7/1/28	330,000	360,769
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	540,010
		2,369,008

New York — 9.4%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds Series B-1
5.000%, due 8/1/34	1,000,000	1,121,740
New York State Dormitory Authority, Revenue Bonds Series A
5.000%, due 7/1/27	500,000	586,605
New York State Housing Finance Agency, Revenue Bonds Series B
1.690%, due 5/1/42(a)	500,000	500,000
Triborough Bridge & Tunnel Authority, Revenue Bonds Series B-2
1.620%, due 1/1/32(a)	550,000	550,000
		2,758,345

Oklahoma — 1.9%
Oklahoma County Finance Authority, Revenue Bonds
5.000%, due 10/1/26	500,000	565,830

Pennsylvania — 1.9%
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/21	310,000	331,216
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
2.205%, due 7/1/27(a)	230,000	222,251
		553,467

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Puerto Rico — 2.1%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	$320,000	$337,824
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: NATL
5.500%, due 7/1/19	250,000	253,570
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,108
		616,502

Texas — 1.8%
Uptown Development Authority, Tax Allocation Series A
5.000%, due 9/1/35	500,000	540,635

Utah — 4.0%
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	561,355
Utah Infrastructure Agency, Revenue Bonds Series A
5.000%, due 10/15/20	580,000	605,427
		1,166,782

Washington — 3.6%
Spokane County School District No. 354 Mead, General Obligation Bonds Insured: SCH BD GTY
5.000%, due 12/1/27	400,000	469,068
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	592,352
		1,061,420

Total Municipal Bonds (Cost $28,953,713)		28,310,601

	Shares	Value

Short-Term Investment — 6.7%

Money Market Fund — 6.7%
Fidelity Investments Money Market Treasury Only Class I, 2.05%(c) (Cost $1,959,592)	1,959,592	$1,959,592

Total Investments — 103.1% (Cost $30,913,305)		30,270,193

Other Assets and Liabilities, Net — (3.1)%		(892,071)

Net Assets — 100.0%		$29,378,122

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2018.
(b)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(c)	Reflects the 7-day yield at October 31, 2018.

Abbreviations

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual Assurance Co.

MAC — Municipal Assurance Corp.

NATL — National Public Finance Guarantee Corp.

SCH BD GTY — School Bond Guaranty Program

XLCA — XL Capital Assurance

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Municipal Bonds	$—	$28,310,601	$—	$28,310,601
Short-Term Investment:
Money Market Fund	1,959,592	—	—	1,959,592
Total Investments in Securities	$1,959,592	$28,310,601	$—	$30,270,193

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

For the period ended October 31, 2018, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2018 (unaudited)

	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF
Assets
Investments in securities, at value	$15,730,655	$30,270,193
Interest receivable	180,775	312,335
Receivable for investments sold	55,516	—
Dividend receivable	2,214	2,698
Prepaid expenses	—	912
Due from advisor	775	—
Total assets	15,969,935	30,586,138

Liabilities
Payable for investments purchased	60,691	1,186,733
Trustee fees payable	92	166
Advisory fees payable	—	1,180
Accrued expenses and other liabilities	21,180	19,937
Total liabilities	81,963	1,208,016
Net assets	$15,887,972	$29,378,122

Composition of Net Assets
Paid-in capital	$16,243,336	$30,011,675
Total distributable earnings (accumulated loss)(a)	(355,364)	(633,553)
Net assets	$15,887,972	$29,378,122

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	650,001	1,200,001
Net Asset Value Per Share	$24.44	$24.48
Investments, at cost	$16,099,675	$30,913,305

(a)	Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income. (See Note 2)

See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2018 (unaudited)

	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF
Investment Income
Interest income	$254,143	$432,991
Dividend income	11,105	16,285
Total investment income	265,248	449,276

Expenses
Advisory fees (see Note 3)	32,103	59,834
Audit fees	8,571	8,571
Intraday pricing fees	6,396	6,396
Shareholder reporting fees	4,479	5,388
Listing fees	3,901	3,901
Administrative and accounting fees	2,538	5,367
Custodian fees	2,511	5,270
Legal fees	2,467	2,565
Trustee fees	415	770
Compliance fees	24	48
Miscellaneous	31	42
Total expenses	63,436	98,152
Waivers (see Note 3)	(39,358)	(53,277)
Net expenses	24,078	44,875
Net investment income	241,170	404,401

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment securities	(15,326)	(19,953)
Net realized gain (loss)	(15,326)	(19,953)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(138,654)	(218,170)
Net change in net unrealized appreciation (depreciation)	(138,654)	(218,170)
Net realized and unrealized gain (loss)	(153,980)	(238,123)

Net Increase (Decrease) in Net Assets Resulting From Operations	$87,190	$166,278

See notes to financial statements.

Statements of Changes in Net Assets

For the Six Months Ended October 31, 2018

	IQ MacKay Municipal Insured ETF		IQ MacKay Municipal Intermediate ETF
	For the Six Months Ended October 31, 2018 (unaudited)	For the Period October 18, 2017* to April 30, 2018	For the Six Months Ended October 31, 2018 (unaudited)	For the Period October 18, 2017* to April 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$241,170	$215,331	$404,401	$356,392
Net realized gain (loss)	(15,326)	(13,771)	(19,953)	(44,053)
Net change in net unrealized appreciation (depreciation)	(138,654)	(230,366)	(218,170)	(424,942)
Net increase (decrease) in net assets resulting from operations	87,190	(28,806)	166,278	(112,603)
Distributions to Shareholders	(234,162)	(179,586)	(394,308)	(292,920)

Capital Share Transactions
Proceeds from shares created	1,233,815	15,009,521	—	30,011,675
Increase from capital share transactions	1,233,815	15,009,521	—	30,011,675
Total increase (decrease) in net assets	1,086,843	14,801,129	(228,030)	29,606,152

Net Assets
Beginning of period	14,801,129	—	29,606,152	—
End of period**	$15,887,972	$14,801,129	$29,378,122	$29,606,152

Changes in Shares Outstanding
Shares outstanding, beginning of period	600,001	—	1,200,001	—
Shares created	50,000	600,001	—	1,200,001
Shares outstanding, end of period	650,001	600,001	1,200,001	1,200,001

Effective October 31, 2018, the Funds have adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X in which the SEC eliminated the requirement to disclose undistributed/(overdistributed) net investment income. (See Note 2)

*	Commencement of operations.
**	End of period assets included undistributed net investment income of $35,745 and $63,472 respectively at April 30, 2018.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	IQ MacKay Municipal Insured ETF
	For the Six Months Ended October 31, 2018 (unaudited)	For the Period October 18, 2017(a) to April 30, 2018
Net asset value, beginning of period	$24.67	$25.00

Income from Investment Operations
Net investment income(b)	0.37	0.36
Net realized and unrealized gain (loss)	(0.24)	(0.39)
Net increase (decrease) in net assets resulting from investment operations	0.13	(0.03)

Distributions from:
Net investment income	(0.36)	(0.30)
Net asset value, end of period	$24.44	$24.67
Market price, end of period	$24.51	$24.86

Total Return
Total investment return based on net asset value(c)	0.56%	(0.13)%
Total investment return based on Market price(d)(e)	0.06%	0.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,888	$14,801
Ratio to average net assets of:
Expenses net of waivers	0.30%	0.30	%(f)
Expenses excluding waivers	0.79%	0.99	%(f)
Net investment income (loss)	3.00%	2.74	%(f)
Portfolio turnover rate(g)	18%	77%

See footnotes on page 18.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ MacKay Municipal Intermediate ETF
	For the Six Months Ended October 31, 2018 (unaudited)	For the Period October 18, 2017(a) to April 30, 2018
Net asset value, beginning of period	$24.67	$25.00

Income from Investment Operations
Net investment income(b)	0.34	0.30
Net realized and unrealized gain (loss)	(0.20)	(0.39)
Net increase (decrease) in net assets resulting from investment operations	0.14	(0.09)

Distributions from:
Net investment income	(0.33)	(0.24)
Net asset value, end of period	$24.48	$24.67
Market price, end of period	$24.55	$24.71

Total Return
Total investment return based on net asset value(c)	0.56%	(0.34)%
Total investment return based on Market price(d)(e)	0.68%	(0.18)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,378	$29,606
Ratio to average net assets of:
Expenses net of waivers	0.30%	0.30	%(f)
Expenses excluding waivers	0.66%	0.77	%(f)
Net investment income (loss)	2.70%	2.28	%(f)
Portfolio turnover rate(g)	22%	80%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2018 (unaudited)

1. ORGANIZATION

IndexIQ Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two operational funds, the IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF (collectively, the “Funds” and each, a “Fund”). The Funds are exchange traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. Each Fund is classified as diversified. Each Fund commenced operations on October 18, 2017.

Each Fund’s investment objective is to seek current income exempt from federal income tax. There can be no assurance that a Fund’s objective will be achieved.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These Regulation S-X amendments are reflected in the Fund’s financial statements for the six months ended October 31, 2018. As a result of adopting these amendments, the distributions to shareholders in the April 30, 2018 Statement of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV per share that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV per share will be calculated to five

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

decimal places. The consideration for purchase of a Creation Unit of shares of each Fund can consist of cash, however, the Funds reserve the rights to permit in-kind deposit of a designated portfolio of securities along with a specified cash payment.

Each Fund typically values fixed-income securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Short-term Debt Instruments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a fund are determined as of such times.

When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the IndexIQ Advisors LLC (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available.

Each Fund automatically sweeps uninvested cash balances into a money market fund, the Fidelity Investments Money Market Treasury Only Class I. The Fidelity Investments Money Market Treasury Only Class I seeks to obtain as high a level of current income as is consistent with the security of principal and liquidity. Fidelity Investments Money Market Treasury Only Class I has no redemption restriction and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2018 is disclosed at the end of each Fund’s Schedule of Investments.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the financial highlights.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust, and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds (including arranging for sub-advisory services); subject to the supervision of the Board of Trustees. The Advisor is responsible for the supervision of the Subadvisor and its management of the investment portfolio of each of the Funds.

The Advisor also: (i) supervises all non-advisory operations of the Funds and the other series of the Trust; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund, at the following annual rates (accrued daily and paid monthly):

Fund	Rate
IQ MacKay Municipal Insured ETF	0.40%
IQ MacKay Municipal Intermediate ETF	0.40%

The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed, until August 31, 2019, to waive a portion of its management fee and/or reimburse expenses of each Fund to not more than 0.30% of the average daily net assets of the Fund.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

As of October 31, 2018, the Advisor reimbursed expenses for IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF in the amounts of $39,358 and $53,277, respectively.

Investment Sub-Advisory Agreement

MacKay Shields LLC (“MacKay Shields” or the “Sub-Advisor”), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Sub-Advisor to the Funds and is responsible for the day-to-day portfolio management of the Funds. Pursuant to the terms of the Subadvisory Agreement (“Subadvisory Agreement”) between the Advisor and the Sub-Advisor, the Advisor pays for the services of the Sub-Advisor. The Sub-Advisor acts as portfolio manager for the Funds subject to the supervision of the Advisor and the Board of Trustees.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker- dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ administrator, custodian and transfer agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Under the terms of these agreements and the Advisory Agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees on behalf of the Trust. BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

5. FEDERAL INCOME TAX

At October 31, 2018, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments as determined on a federal income tax basis were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ MacKay Municipal Insured ETF	$16,099,675	$25,620	$(394,640)	$(369,020)
IQ MacKay Municipal Intermediate ETF	30,913,305	27,852	(670,964)	(643,112)

At April 30, 2018, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Ordinary Income (Loss)[1]	Tax-Exempt Income (Loss)	Net Capital Gain (Losses)[2]	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
IQ MacKay Municipal Insured ETF	$4,150	$34,156	$(16,332)	$(230,366)	$(208,392)
IQ MacKay Municipal Intermediate ETF	5,679	57,793	(44,053)	(424,942)	(405,523)

1	Includes late year ordinary loss, if any.
2	Amount includes the deferral of post October losses, if any.

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including post-October and late year losses.

At April 30, 2018, there were no permanent book/tax reclassifications resulting in increases (decreases) to the components of net assets.

The tax character of distributions paid during the year ended April 30, 2018 were as follows:

	2018
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
IQ MacKay Municipal Insured ETF	$2,076	$177,510	$—	$—
IQ MacKay Municipal Intermediate ETF	7,047	285,873	—	—

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2018:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ MacKay Municipal Insured ETF	$—	$16,332	$—
IQ MacKay Municipal Intermediate ETF	—	—	—

At April 30, 2018, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. These loss carryforwards are as follows:

Fund	Utilized on Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ MacKay Municipal Insured ETF	$—	$—	$—
IQ MacKay Municipal Intermediate ETF	—	44,053	—

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

An issuer which is under common control with a fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. As of October 31, 2018, New York Life Insurance Annuity Corporation was known to own beneficially greater than 5% of the shares outstanding of the any funds:

New York Life Insurance & Annuity Corporation

Fund	% Ownership
IQ MacKay Municipal Insured ETF	92.1%
IQ MacKay Municipal Intermediate ETF	99.9%

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2018 are as follows:

Fund	Purchases	Sales
IQ MacKay Municipal Insured ETF	$4,288,001	$2,503,011
IQ MacKay Municipal Intermediate ETF	10,382,780	5,899,434

8. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Municipal Bond Risk

The Funds may invest a substantial amount of their assets in municipal bonds whose interest is paid solely from revenues of similar projects. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on a Fund’s investment performance. In addition, a Fund may invest more heavily in bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states, territories or regions. Certain of the issuers in which the Funds may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. On May 3, 2017, the Commonwealth of Puerto Rico began proceedings to seek bankruptcy-type protections from approximately $74 billion in debt and approximately $48 billion in unfunded pension obligations. Puerto Rico’s debt restructuring of $122 billion is significantly larger than the previous largest U.S. public bankruptcy, which covered approximately $18 billion of debt for the city of Detroit. Puerto Rico’s debt restructuring process and other economic factors or developments could occur rapidly and may significantly affect the value of municipal securities of Puerto Rico. A Fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance).

Bond Insurance Risk

Insured municipal bonds are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance does not guarantee the market value of an insured security, or a Fund’s share price or distributions, and shares of the Fund are not insured. Market conditions or changes to ratings criteria could adversely impact municipal bond insurers, which could adversely impact the value of the insured municipal bond or the ability of the insurer to pay any claims due. Consolidation among municipal bond insurers could increase the Fund’s exposure to one or more individual municipal bond insurers and reduce the supply of municipal bonds.

Income Risk

A Fund’s income may decline when interest rates fall. This decline can occur because a Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund otherwise needs to purchase additional bonds.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

Credit Risk

Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.

Interest Rate Risk

An increase in interest rates may cause the value of debt securities held by a Fund to decline. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a Fund to sell its bond holdings at a time when the Fund might wish to sell.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund’s bond holdings. The market for municipal bonds may be less liquid than for taxable bonds.

Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting fixed income securities markets generally or particular segments of the market.

New Fund Risk

Each Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

Fixed income securities most frequently trade in institutional round lot size transactions. Until a Fund grows significantly in size, the Funds expect to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

Trading Price Risk

Although it is expected that generally the market price of a Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

U.S. Tax Treatment Risk

Income from municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the U.S. Internal Revenue Service or noncompliant conduct of a bond issuer. In addition, a portion of a Fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the U.S. federal alternative minimum tax.

Notes to Financial Statements (continued)

October 31, 2018 (unaudited)

9. NEW PROUNCEMENT

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required.

Effective October 31, 2018, management has evaluated the impact of applying this provision and determined that the early adoption of this ASU does not have a significant impact on the financial statements

10. SUBSEQUENT EVENTS

In the preparation of the financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no other material events that would require disclosure.

IndexIQ Active ETF Trust SEMI-ANNUAL REPORT|OCTOBER 31, 2018 IQ MacKay Municipal Insured ETF (MMIN) IQ MacKay Municipal Intermediate ETF (MMIT) Investment Advisor IndexIQ Advisors LLC 51 Madison Avenue New York, NY10010 Distributor ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO80203 Custodian/Fund Administrator/Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY10286 Legal Counsel Chapman and Cutler, LLP 1270 Avenue of the Americas New York, New York 10020 Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY10017 \758022 ME10a-12/18

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Active ETF Trust

By(Signature and Title)	*	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	February 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	February 8, 2019

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso (Principal Financial Officer)

Date	February 8, 2019

* Print the name and title of each signing officer under his or her signature.